Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents
6.	Cash and Cash Equivalents

The breakdown of cash and cash equivalents as of December 31, 2017 and 2018 is as follows:

(In millions of yen)
	December 31, 2017	December 31, 2018
Cash on hand	13	13
Demand deposits	123,593	256,965

Total cash and cash equivalents	123,606	256,978